CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash		¥ 860,472	$ 118,665	¥ 966,128
Restricted cash (including restricted cash of VIEs that can only be used to settle the VIEs' obligation of RMB23,004 and nil as of December 31, 2021 and 2022, respectively)		40,957	5,648	23,004
Accounts receivable - third parties, net		418,222	57,675	184,546
Accounts receivable - related parties, net		835,320	115,196	768,747
Notes receivable (including notes receivable of VIEs that can only be used to settle the VIEs' obligation of RMB110,550 and nil as of December 31, 2021 and 2022, respectively)		179,143	24,705	137,710
Inventories		182,572	25,178	223,319
Amounts due from related parties		911,729	125,733	41,298
Prepayments and other current assets		424,918	58,598	247,411
Total current assets		3,853,333	531,398	2,592,163
Non-current assets
Long-term investments		353,855	48,799	1,152,677
Property and equipment, net		139,607	19,253	109,785
Intangible assets, net		44,861	6,187	31,122
Operating lease right-of-use assets		99,652	13,743
Other non-current assets - third parties		26,029	3,589	19,904
Other non-current assets - related parties		213,695	29,470	1,929
Total non-current assets		877,699	121,041	1,315,417
Total assets		4,731,032	652,439	3,907,580
Current liabilities
Short-term borrowings (including short-term borrowings of the VIEs without recourse to the Company of RMB932,000 and nil as of December 31, 2021 and 2022, respectively)		870,000	119,978	932,000
Accounts payable - third parties (including accounts payable - third parties of the VIEs without recourse to the Company of RMB622,867 and nil as of December 31, 2021 and 2022, respectively)		1,445,193	199,301	649,967
Accounts payable - related parties (including accounts payable - related parties of the VIEs without recourse to the Company of RMB99,906 and nil as of December 31, 2021 and 2022, respectively)		241,773	33,342	111,531
Notes payable (including notes payable of the VIEs without recourse to the Company of RMB127,304 and nil as of December 31, 2021 and 2022, respectively)		168,405	23,224	127,304
Amounts due to related parties (including amounts due to related parties of the VIEs without recourse to the Company of RMB309,010 and nil as of December 31, 2021 and 2022, respectively)		42,843	5,908	106,825
Current liabilities - third parties		4,706	649	2,685
Contract liabilities, current - related parties (including contract liabilities, current - related parties of the VIEs without recourse to the Company of RMB363,285 and nil as of December 31, 2021 and 2022, respectively)		316,667	43,670	363,285
Operating lease liabilities		31,110	4,290
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIEs without recourse to the Company of RMB442,588 and nil as of December 31, 2021 and 2022, respectively)		785,134	108,275	461,264
Income tax payable		21,610	2,980
Total current liabilities		3,927,441	541,617	2,754,861
Non-current liabilities
Non-current liabilities - third parties		70	10	317
Contract liabilities, non-current - related parties (including contract liabilities, non-current - related parties of the VIEs without recourse to the Company of RMB472,749 and nil as of December 31, 2021 and 2022, respectively)		282,080	38,901	472,749
Convertible notes payable		439,869	60,661
Operating lease liabilities, non-current		68,768	9,484
Warrant liabilities, non-current		16,544	2,282
Other non-current liabilities (including other non-current liabilities of the VIEs without recourse to the Company of RMB16,292 and nil as of December 31, 2021 and 2022, respectively)		30,716	4,236	16,292
Total non-current liabilities		838,047	115,574	489,358
Total liabilities		4,765,488	657,191	3,244,219
Commitments and contingencies
MEZZANINE EQUITY
Redeemable non-controlling interests		40,750		30,500
Total mezzanine equity				4,563,407
SHAREHOLDERS' DEFICIT
Ordinary Shares	[1]			7
Additional paid-in capital		5,919,660	816,358
Accumulated deficit		(5,730,180)	(790,228)	(4,103,381)
Accumulated other comprehensive income (loss)		(385,886)	(53,216)	6,048
Total deficit attributable to ordinary shareholders		(196,396)	(27,085)	(4,097,326)
Non-redeemable non-controlling interests		161,940	22,333	197,280
Total shareholders' deficit		(34,456)	(4,752)	(3,900,046)
Liabilities and shareholders' deficit		4,731,032	652,439	3,907,580
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares	[1]	9	$ 1
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares	[1]	¥ 1
Series Angel Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
MEZZANINE EQUITY	[1]			283,585
Series A Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
MEZZANINE EQUITY	[1]			1,429,313
Series A+ Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
MEZZANINE EQUITY	[1]			1,386,671
Series A2+ Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
MEZZANINE EQUITY	[1]			475,413
Series B Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
MEZZANINE EQUITY	[1]			1,117,317
Subscription receivable				¥ (159,392)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.